Non-controlling Interests ('NCI') and Joint Operations - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest	35.08%	35.08%
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest	49.00%	49.00%
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest	26.00%	26.00%
AvanStrate Inc. [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest	48.37%	48.37%
Electrosteel Steels Limited [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest	4.51%	10.00%